Statement of Appropriation of Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2017
Statement of Appropriation of Retained Earnings [Abstract]
Statement of Appropriation of Retained Earnings

For the year ended December 31, 2016, KEPCO’s retained earnings were appropriated on March 21, 2017. For the year ended December 31, 2017, KEPCO’s retained earnings were appropriated on March 30, 2018. Statements of appropriation of retained earnings of KEPCO, the controlling company, for the years ended December 31, 2016 and 2017 are as follows:

			2016	2017
			In millions of won except for dividends per share
I. Retained earnings before appropriations
Unappropriated retained earnings carried over from prior years		￦	—	—
Net income			4,261,986	1,506,852
Remeasurements of the defined benefit plan			(4,328)	72,723

			4,257,658	1,579,575

II. Transfer from voluntary reserves			—	—

III. Subtotal (I+II)			4,257,658	1,579,575

IV. Appropriations of retained earnings			(4,257,658)	(1,579,575)
Legal reserve			—	—
Dividends (government, individual) Amount of dividends per share (%) :	Current year—￦ 790 (16%) Prior year—￦ 1,980 (40%)		(1,271,089)	(507,152)
Reserve for business expansion			(2,986,569)	(1,072,423)
V. Unappropriated retained earnings to be carried over forward to subsequent year			—	—